Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Value Index Fund	Dec. 30, 2023
Fidelity SAI Emerging Markets Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.99%)
Since Inception	7.55%	[1]
Fidelity SAI Emerging Markets Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.86%)
Since Inception	6.42%	[1]
Fidelity SAI Emerging Markets Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.36%)
Since Inception	5.83%	[1]
IXXJH
Average Annual Return:
Past 1 year	(17.02%)
Since Inception	8.23%	[1]

[1]	AFrom May 12, 2020.